Investment contracts without discretionary participating features	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investment contracts without discretionary participating features
30 Investment contracts without discretionary participating features
30.1 Investment contracts without DPF where Aegon bears the risk

	2023	2022

On January 1	9,597	20,674

Deposits	1,606	22,638

Withdrawals	(1,405)	(23,118)

Interest credited	221	232

Net exchange differences	(345)	582

Transfer to/from other headings	567	797

Transfers to disposal groups	-	(12,179)

Other	(18)	(29)

On December 31	10,222	9,597

Investment contracts consist of the following:	2023	2022

Institutional guaranteed products	169	179

Fixed annuities	10,024	9,418

Other	29	-

On December 31	10,222	9,597
30.2 Investment contracts without DPF where the policyholder bears the risk

	2023	2022

On January 1	55,631	71,690

Gross premium and deposits – existing and new business	12,648	11,261

Withdrawals	(9,840)	(15,233)

Interest credited	7,636	(9,864)

Fund charges released	(313)	(324)

Net exchange differences	(40)	437

Transfers to disposal groups	-	(1,396)

Transfer to/from other headings	(680)	(943)

Other	2	2

On December 31	65,044	55,631